Schedule of Investments February 29, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 97.1%
Diversified—20.4%
Enterprise Products Partners LP	5,359,334	$125,086,856
Williams Cos., Inc.	3,035,160	57,819,798
Total Diversified		182,906,654
Gathering/Processing—29.7%
Antero Midstream Corp	10,903,264	47,538,231
MPLX LP	4,258,895	86,412,979
Targa Resources Corp.	3,177,050	102,936,420
Western Midstream Partners LP	2,226,603	29,079,434
Total Gathering/Processing		265,967,064
Natural Gas Pipeline Transportation—23.8%
Energy Transfer LP	10,785,092	119,498,823
EQM Midstream Partners LP	1,574,620	27,335,403
TC PipeLines LP	1,749,812	66,405,366
Total Natural Gas Pipeline Transportation		213,239,592
Other Energy—5.2%
Sunoco LP	163,182	4,410,809
USA Compression Partners LP	1,266,172	17,321,233
Westlake Chemical Partners LP	1,198,583	24,774,711
Total Other Energy		46,506,753
Petroleum Pipeline Transportation—18.0%
Magellan Midstream Partners LP	1,626,937	88,749,413
Plains All American Pipeline LP	1,966,512	26,882,219
Plains GP Holdings LP, Class A	1,278,371	17,603,169
Shell Midstream Partners LP	1,670,023	28,574,094
Total Petroleum Pipeline Transportation		161,808,895
Total MLP Investments And Related Entities
(identified cost $1,171,023,959)		870,428,958
Short-Term Investments—2.2%
Money Market—2.2%
Fidelity Treasury Portfolio, Institutional Class, 1.456%[1]	19,603,403	19,603,403
Total Short-Term Investments
(identified cost $19,603,403)		19,603,403
Total Investments — 99.3%
(identified cost $1,190,627,362)		890,032,361
Other Assets in Excess of Liabilities — 0.7%		6,432,108
Net Assets — 100%		896,464,469

See accompanying notes which are an integral part of this schedule.   1

Schedule of Investments February 29, 2020 Unaudited (Continued)

Footnotes to Schedule of Investments

GP — General Partnership

LP — Limited Partnership

1.	Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

2   INVESCO OPPENHEIMER STEELPATH MLP ALPHA FUND

Schedule of Investments February 29, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 132.0%
Diversified—27.9%
Enterprise Products Partners LP1	916,508	$21,391,297
Williams Cos., Inc.[1]	514,626	9,803,625
Total Diversified		31,194,922
Gathering/Processing—39.6%
Antero Midstream Corp [1]	1,843,013	8,035,537
MPLX LP1	668,351	13,560,842
Targa Resources Corp.[1]	544,961	17,656,736
Western Midstream Partners LP1	387,543	5,061,313
Total Gathering/Processing		44,314,428
Natural Gas Pipeline Transportation—32.6%
Energy Transfer LP1	1,837,866	20,363,547
EQM Midstream Partners LP1	263,944	4,582,068
TC PipeLines LP1	302,730	11,488,604
Total Natural Gas Pipeline Transportation		36,434,219
Other Energy—7.1%
Sunoco LP1	27,814	751,812
USA Compression Partners LP1	210,591	2,880,885
Westlake Chemical Partners LP1	208,319	4,305,954
Total Other Energy		7,938,651
Petroleum Pipeline Transportation—24.8%
Magellan Midstream Partners LP1	281,230	15,341,096
Plains All American Pipeline LP1	334,569	4,573,558
Plains GP Holdings LP, Class A1	221,535	3,050,537
Shell Midstream Partners LP1	283,379	4,848,615
Total Petroleum Pipeline Transportation		27,813,806
Total MLP Investments And Related Entities
(identified cost $200,170,817)		147,696,026
Short-Term Investments—3.0%
Money Market—3.0%
Fidelity Treasury Portfolio, Institutional Class, 1.456%[2]	3,405,651	3,405,651
Total Short-Term Investments
(identified cost $3,405,651)		3,405,651
Total Investments — 135.0%
(identified cost $203,576,468)		151,101,677
Liabilities in Excess of Other Assets — (35.0)%		(39,212,799)
Net Assets — 100%		111,888,878

See accompanying notes which are an integral part of this schedule.   3

Schedule of Investments February 29, 2020 Unaudited (Continued)

Footnotes to Schedule of Investments

GP — General Partnership

LP — Limited Partnership

1.	As of February 29, 2020, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $90,900,092 as of February 29, 2020. The loan agreement requires continuous collateral whether the loan has a balance or not.

2.	Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

4   INVESCO OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

Schedule of Investments February 29, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 95.1%
Gathering/Processing—25.8%
Antero Midstream Corp [1]	40,578,186	$176,920,891
DCP Midstream LP	5,726,622	89,278,037
EnLink Midstream LLC[1]	28,460,910	108,436,067
MPLX LP	2,100,000	42,609,000
Sanchez Midstream Partners LP1	1,758,705	609,391
Summit Midstream Partners LP1	11,150,202	22,634,910
Targa Resources Corp.	1,045,910	33,887,484
Western Midstream Partners LP	6,031,600	78,772,696
Total Gathering/Processing		553,148,476
Natural Gas Pipeline Transportation—18.6%
Energy Transfer LP	26,786,215	296,791,256
EQM Midstream Partners LP	5,875,831	102,004,426
Total Natural Gas Pipeline Transportation		398,795,682
Other Energy—31.6%
CrossAmerica Partners LP1	3,059,477	51,582,782
GasLog Partners LP2	1,190,291	4,511,203
Global Partners LP1	2,881,379	55,754,684
Golar LNG Partners LP1,2	4,669,416	19,845,018
Hoegh LNG Partners LP2	484,142	6,051,775
KNOT Offshore Partners LP1,2	1,788,152	29,236,285
Sprague Resources LP1	1,638,339	20,135,186
Suburban Propane Partners LP1	4,584,901	89,726,513
Sunoco LP1	9,361,638	253,045,075
USA Compression Partners LP1	10,700,459	146,382,279
Total Other Energy		676,270,800
Petroleum Pipeline Transportation—18.1%
Delek Logistics Partners LP	453,843	9,753,086
Genesis Energy LP1	10,056,274	99,858,801
Holly Energy Partners LP	921,964	19,121,533
NGL Energy Partners LP1	13,864,586	113,135,022
NuStar Energy LP1	4,910,991	111,479,496
PBF Logistics LP	1,770,231	33,581,282
Total Petroleum Pipeline Transportation		386,929,220
Terminalling & Storage—1.0%
Blueknight Energy Partners LP1	2,140,334	2,290,158
Martin Midstream Partners LP1	8,047,133	19,554,533
Total Terminalling & Storage		21,844,691
Total MLP Investments And Related Entities
(identified cost $2,987,515,343)		2,036,988,869
Preferred MLP Investments and Related Entities—2.7%
Gathering/Processing—0.6%
Crestwood Equity Partners LP, 9.25%[3]	1,562,627	13,016,683
Other Energy—0.5%
Teekay Offshore Partners LP, 7.25%[1,2,3]	592,198	10,150,274
Petroleum Pipeline Transportation—1.6%
Blueknight Energy Partners LP, 11%[1,3,4]	799,993	4,071,964
GPM Petroleum LP, 9.75% [1,3,5,6] (Cost $18,033,348)	1,500,000	30,150,000
Total Petroleum Pipeline Transportation		34,221,964
Total Preferred MLP Investments And Related Entities
(identified cost $41,466,806)		57,388,921

See accompanying notes which are an integral part of this schedule.   5

Schedule of Investments February 29, 2020 Unaudited (Continued)

Description	Shares	Value
Short-Term Investments—2.7%
Money Market—2.7%
Fidelity Treasury Portfolio, Institutional Class, 1.456%[7]	59,499,125	$59,499,125
Total Short-Term Investments
(identified cost $59,499,125)		59,499,125
Total Investments — 100.5%
(identified cost $3,088,481,274)		2,153,876,915
Liabilities in Excess of Other Assets — (0.5)%		(11,676,565)
Net Assets — 100%		2,142,200,350

6   INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND

Schedule of Investments February 29, 2020 Unaudited (Continued)

Footnotes to Schedule of Investments

LLC — Limited Liability Company

LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 29, 2020, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares February 29, 2020
MLP Investments and Related Entities
Antero Midstream Corp	29,751,400	10,826,786	-	40,578,186
Blueknight Energy Partners LP	2,140,334	-	-	2,140,334
CrossAmerica Partners LP	3,059,477	-	-	3,059,477
Enlink Midstream LLC	14,700,910	13,760,000	-	28,460,910
Genesis Energy LP	9,956,274	100,000	-	10,056,274
Global Partners LP	2,881,379	-	-	2,881,379
Golar LNG Partners LP	4,669,416	-	-	4,669,416
KNOT Offshore Partners LP	1,788,152	-	-	1,788,152
Martin Midstream Partners LP	8,047,133	-	-	8,047,133
NGL Energy Partners LP	13,664,586	200,000	-	13,864,586
NuStar Energy LP [i]	7,625,269	-	(2,714,278)	4,910,991
Sanchez Midstream Partners LP	1,758,705	-	-	1,758,705
Sprague Resources LP	1,638,339	-	-	1,638,339
Suburban Propane Partners LP	4,584,901	-	-	4,584,901
Summit Midstream Partners LP	11,150,202	-	-	11,150,202
Sunoco LP	9,584,958	-	(223,320)	9,361,638
Tallgrass Energy LP [i]	9,911,662	-	(9,911,662)	-
USA Compression Partners LP	10,650,459	50,000	-	10,700,459
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	799,993	-	-	799,993
GPM Petroleum LP - Preferred ii	1,500,000	-	-	1,500,000
Teekay Offshore Partners - Preferred	592,198	-	-	592,198

	Value February 29, 2020	Dividends and Distributions			Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
		Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Antero Midstream Corp	$176,920,891	$8,861,636	$-	$2,078,656	$-	$(16,080,586)
Blueknight Energy Partners LP	2,290,158	16,656	68,957	-	-	16,657
CrossAmerica Partners LP	51,582,782	1,606,225	-	-	-	(2,738,233)
Enlink Midstream LLC	108,436,067	4,087,671	-	-	-	(26,894,009)
Genesis Energy LP	99,858,801	5,290,601	185,350	-	-	(85,593,367)
Global Partners LP	55,754,684	1,512,724	-	-	-	(417,800)
Golar LNG Partners LP	19,845,018	-	-	1,887,378	-	(22,673,750)
KNOT Offshore Partners LP	29,236,285	359,097	-	570,742	-	(5,551,462)
Martin Midstream Partners LP	19,554,533	485,418	17,528	-	-	(13,355,651)
NGL Energy Partners LP	113,135,022	5,294,411	112,778	-	-	(19,557,602)
NuStar Energy LP [i]	111,479,496	3,766,548	63,847	-	9,804,810	(34,914,690)
Sanchez Midstream Partners LP	609,391	-	-	-	-	116,778
Sprague Resources LP	20,135,186	1,093,591	-	-	-	(4,984,647)
Suburban Propane Partners LP	89,726,513	2,750,941	-	-	-	(10,316,027)
Summit Midstream Partners LP	22,634,910	1,322,094	71,681	-	-	(10,162,614)
Sunoco LP	253,045,075	7,728,032	-	-	3,469,394	(34,508,618)
Tallgrass Energy LP [i]	-	-	-	-	22,201,077	19,296,810
USA Compression Partners LP	146,382,279	5,430,720	160,771	-	-	(24,083,548)
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	4,071,964	142,999	-	-	-	70,999
GPM Petroleum LP - Preferred ii	30,150,000	727,175	-	-	-	877,175
Teekay Offshore Partners - Preferred	10,150,274	268,325	-	-	-	(2,759,642)
	1,364,999,329	50,744,864	680,912	4,536,776	35,475,281	(294,213,827)

i	Is not an affiliate as of February 29, 2020. Was an affiliate during the period ended February 29, 2020.
ii.	An affiliate due to the Manager sitting on the board.

2.	Foreign security denominated in U.S. dollars.
3.	Perpetual security. Maturity date is not applicable.
4.	Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
5.	Restricted security. The aggregate value of restricted securities at period end was $30,150,000, which represents 1.4% of the Fund’s net assets.
6.	The value of this security was determined using significant unobservable inputs.
7.	Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND   7

Schedule of Investments February 29, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 95.0%
Diversified—10.0%
Enterprise Products Partners LP	5,222,227	$121,886,778
Williams Cos., Inc.	6,224,257	118,572,096
Total Diversified		240,458,874
Gathering/Processing—26.4%
Antero Midstream Corp	23,272,127	101,466,474
Archrock, Inc.	5,512,753	38,864,909
Crestwood Equity Partners LP	1,000	20,840
DCP Midstream LP	5,853,429	91,254,958
EnLink Midstream LLC	15,675,090	59,722,093
Hess Midstream Partners LP	468,779	8,944,303
MPLX LP	5,719,959	116,057,968
Summit Midstream Partners LP	2,756,634	5,595,967
Targa Resources Corp.	3,554,232	115,157,117
Western Midstream Partners LP	7,725,030	100,888,883
Total Gathering/Processing		637,973,512
Natural Gas Pipeline Transportation—14.8%
Energy Transfer LP	16,673,107	184,738,028
EQM Midstream Partners LP	2,763,497	47,974,308
TC PipeLines LP1	3,251,356	123,388,960
Total Natural Gas Pipeline Transportation		356,101,296
Natural Gas Pipelines—1.5%
CNX Midstream Partners LP	3,127,357	36,621,351
Other Energy—21.4%
CrossAmerica Partners LP1	2,708,461	45,664,652
CSI Compressco LP1	5,350,890	9,471,075
GasLog Partners LP2	1,239,179	4,696,488
Global Partners LP1	3,143,746	60,831,485
Golar LNG Partners LP2	1,596,408	6,784,734
Suburban Propane Partners LP	1,919,257	37,559,860
Sunoco LP1	4,858,265	131,318,903
Teekay LNG Partners LP2	1,882,017	23,656,954
USA Compression Partners LP1	6,329,903	86,593,073
Westlake Chemical Partners LP1	5,361,394	110,820,014
Total Other Energy		517,397,238
Petroleum Pipeline Transportation—20.8%
Genesis Energy LP1	7,209,614	71,591,467
Holly Energy Partners LP	3,025,040	62,739,330
Magellan Midstream Partners LP	2,204,140	120,235,837
NGL Energy Partners LP1	7,635,345	62,304,415
Noble Midstream Partners LP	300,000	4,605,000
NuStar Energy LP1	5,299,232	120,292,566
PBF Logistics LP	964,498	18,296,527
Plains All American Pipeline LP	1,104,310	15,095,918
Plains GP Holdings LP, Class A	505,250	6,957,293
Shell Midstream Partners LP	1,209,593	20,696,136
Tallgrass Energy LP	1,000	22,070
Total Petroleum Pipeline Transportation		502,836,559

8   See accompanying notes which are an integral part of this schedule.

Schedule of Investments February 29, 2020 Unaudited (Continued)

Description	Shares	Value
Production & Mining—0.1%
Alliance Resource Partners LP	405,320	$2,731,857
Terminalling & Storage—0.0%
Martin Midstream Partners LP	198,139	481,478
Total MLP Investments And Related Entities
(identified cost $3,018,343,446)		2,294,602,165
Private Investment in Public Equity (PIPES) — 0.3%
Petroleum Pipeline Transportation—0.3%
Noble MIdstream Partners LP PIPE Units [3]	435,000	6,677,250
Total Private Investment In Public Equity (PIPES)
(identified cost $8,705,307)		6,677,250
Preferred MLP Investments and Related Entities—3.2%
Gathering/Processing—0.9%
Crestwood Equity Partners LP, 9.25%[4]	2,649,095	22,066,961
Other Energy—0.6%
Global Partners LP, 9.75% [1,4,5] [3-Month USD Libor + 677.4]	600,000	15,606,000
Petroleum Pipeline Transportation—1.7%
GPM Petroleum LP, 9.75% [1,3,4,6] (Cost $24,066,415)	2,000,000	40,200,000
Total Preferred MLP Investments And Related Entities
(identified cost $57,855,816)		77,872,961
Short-Term Investments—1.9%
Money Market—1.9%
Fidelity Treasury Portfolio, Institutional Class, 1.456%[7]	45,565,176	45,565,176
Total Short-Term Investments
(identified cost $45,565,176)		45,565,176
Total Investments — 100.4%
(identified cost $3,130,469,745)		2,424,717,552
Liabilities in Excess of Other Assets — (0.4)%		(8,854,607)
Net Assets — 100%		2,415,862,945

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND   9

Schedule of Investments February 29, 2020 Unaudited (Continued)

Footnotes to Schedule of Investments

GP — General Partnership

LLC — Limited Liability Company

LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 29, 2020, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares February 29, 2020
MLP Investments and Related Entities
CrossAmerica Partners LP	2,750,000	-	(41,539)	2,708,461
CSI Compressco LP	5,432,951	-	(82,061)	5,350,890
Genesis Energy LP	7,665,701	-	(456,087)	7,209,614
Global Partners LP	3,090,424	100,000	(46,678)	3,143,746
NGL Energy Partners LP	7,447,842	300,000	(112,497)	7,635,345
Nustar Energy LP [i]	5,176,317	300,000	(177,085)	5,299,232
Sunoco LP	5,149,759	-	(291,494)	4,858,265
TC Pipelines LP [i]	4,708,277	415,000	(1,871,921)	3,251,356
USA Compression Partners	6,426,980	-	(97,077)	6,329,903
Westlake Chemical Partners	4,132,043	1,232,959	(3,608)	5,361,394
Preferred MLP Investments and Related Entities
Global Partners LP - Preferred	600,000	-	-	600,000
GPM Petroleum LP Class A - Preferred ii	2,000,000	-	-	2,000,000

	Value February 29, 2020	Dividends and Distributions			Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
		Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners LP	$45,664,652	$1,421,942	$-	$-	$46,402	$(2,493,651)
CSI Compressco LP	9,471,075	51,595	1,914	-	(61,176)	(3,428,294)
Genesis Energy LP	71,591,467	3,610,010	355,278	-	2,898,156	(64,284,515)
Global Partners LP	60,831,485	1,634,717	15,750	-	(13,650)	(485,765)
NGL Energy Partners LP	62,304,415	2,895,539	4,246	-	(54,100)	(10,556,277)
Sunoco LP	131,318,903	4,010,498	-	-	3,045,654	(19,199,791)
Nustar Energy LP [i]	120,292,566	3,128,373	114,166	-	328,003	(26,153,926)
TC Pipelines LP [i]	123,388,960	3,302,806	-	-	15,198,356	(14,532,623)
USA Compression Partners	86,593,073	3,323,199	-	-	(87,719)	(14,113,842)
Westlake Chemical Partners	110,820,014	2,327,884	-	-	(3,954)	(8,187,429)
Preferred MLP Investments and Related Entities						-
Global Partners LP - Preferred	15,606,000	-	-	365,625	-	(2,543,400)
GPM Petroleum LP Class A - Preferred ii	40,200,000	969,150	-	-	-	1,169,150
	$878,082,610	$26,675,713	$491,354	$365,625	$21,295,972	$(164,810,363)

i.	Is not an affiliate as of February 29, 2020. Was an affiliate during the period ended February 29, 2020.
ii.	An affiliate due to the Manager sitting on the board.

2.	Foreign security denominated in U.S. dollars.
3.	Restricted security. The aggregate value of restricted securities at period end was $46,877,250, which represents 1.9% of the Fund’s net assets.
4.	Perpetual security. Maturity date is not applicable.
5.	Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
6.	The value of this security was determined using significant unobservable inputs.
7.	Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

10   INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indidcation of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the the financial statements may materially differ from the value received upon actual sale of those investments.

Oppenheimer SteelPath MLP Alpha Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$870,428,958	$-	$-	$870,428,958
Short-Term Investments	19,603,403	-	-	19,603,403
Total	$890,032,361	$-	$-	$890,032,361

Oppenheimer SteelPath MLP Alpha Plus Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$147,696,026	$-	$-	$147,696,029
Short Term Investments	3,405,651	-	-	3,405,651
Total	$151,101,677	$-	$-	$151,101,677

Oppenheimer SteelPath MLP Income Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$2,036,988,869	$-	-	$2,036,988,869
Preferred MLP Investments and Related Entities*	27,238,921	-	30,150,000	57,388,921
Short-Term Investments	59,499,125			59,499,125
Total	$2,123,726,915	$-	$30,150,000	2,153,876,915

Oppenheimer SteelPath MLP Select 40 Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$2,294,602,165	$-	$-	$2,294,602,165
Private Investment in Public Equity	-	6,677,250	-	6,677,250
Preferred MLP Investments and Related Entities*	37,672,961	-	40,200,000	77,872,961
Short-Term Investments	45,565,176	-	-	45,565,176
Total	$2,377,840,302	$6,677,250	$40,200,000	$2,424,717,552

*	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Income Fund
Beginning balance November 30, 2019	$30,000,000
Transfers into Level 3 during the period	-
Change in unrealized appreciation/(depreciation)	877,175
Total realized gain/(loss)	-
Purchases	-
Payment in kind from distributions	-
Sales	-
Conversion to Common, at cost	-
Return of capital distributions	(727,175)
Transfers out of Level 3 during the period	-
Ending balance February 29, 2020	$30,150,000

Select 40 Fund
Beginning balance November 30, 2019	$40,000,000
Transfers into Level 3 during the period	-
Change in unrealized appreciation/(depreciation)	1,169,150
Total realized gain/(loss)	-
Purchases	-
Payment in kind from distributions	-
Sales	-
Return of capital distributions	(969,150)
Transfers out of Level 3 during the period	-
Ending balance February 29, 2020	$40,200,000

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of February 29, 2020:

	Value as of February 29, 2020	Valuation Technique	Unobservable input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Preferred Stocks	30,150,000	Discounted Cash Flow Model	Illiquidity Discount	n/a	10% (a)
			Average Estimated Yield	11.1%-11.2%	11.2%(a)
Total	$ 30,150,000

(a)	The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies' equity. Such security's fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security's fair valuation could decrease (increase) significantly based on a decrease (increase) in expected yields.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of February 29, 2020:

	Value as of February 29, 2020	Valuation Technique	Unobservable input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Preferred Stocks	$ 40,200,000	Discounted Cash Flow Model	Illiquidity Discount	n/a	10% (a)
			Average Estimated Yield	11.1%-11.2%	11.2% (a)
Total	$ 40,200,000

(a)	The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies' equity. Such security's fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security's fair valuation could increase (decrease) significantly based on an increase (decrease) in expected yields.